Stockholders’ Equity	12 Months Ended
Dec. 31, 2023
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 - STOCKHOLDERS’ EQUITY

November 2023 Warrant Inducement Transactions

On November 21, 2023, the Company entered into each of the 2021 Inducement Agreements and the 2023 Inducement Agreements (together, the “Inducement Agreements”) with certain of its warrant holders, pursuant to which the Company induced such warrant holders to exercise for cash their common stock purchase warrants issued pursuant to firm commitment public offerings by the Company that closed on September 15, 2021 (the “Existing September 2021 Warrants”) and January 25, 2023 (the “Existing January 2023 Warrants” and together with the Existing September 2021 Warrants, the “Existing Warrants”) to purchase up to approximately 909,059 shares of Common Stock, at a lower exercise price of (x) $2.00 per share for the Existing September 2021 Warrants and (y) $2.00 per one and one-half share for the Existing January 2023 Warrants, during the period from the date of the Inducement Agreements until December 20, 2023 (the “Inducement Deadline”). In consideration for the warrant holders’ agreement to exercise the Existing Warrants in accordance with the Inducement Agreements, the Company agreed to issue such warrant holders the Warrants as follows: (A) Series A Common Stock purchase warrants (the “Series A Warrants”) to purchase up to a number of shares of Common Stock equal to 200% of the number of shares of Common Stock issued upon exercise of the Existing September 2021 Warrants (up to 80,732 shares) (the “Series A Warrant Shares”), at an exercise price of $2.00 per Series A Warrant Share; and (B) Series B Common Stock purchase warrants (the “Series B Warrants”) to purchase up to a number of shares of Common Stock equal to 200% of the number of shares of Common Stock issued upon exercise of the Existing January 2023 Warrants (up to 1,382,058 shares) (the “Series B Warrant Shares”), at an exercise price of $2.00 per one and one-half Series B Warrant Share. Of the Series A Warrants, 50% are immediately exercisable and expire on the Termination Date (as defined in the Existing September 2021 Warrants) and 50% are exercisable at any time on or after the Stockholder Approval Date (as defined in the Inducement Agreements), and have a term of exercise of five and a half years from the date of the initial closing of the transactions contemplated by the Inducement Agreements. Of the Series B Warrants, 50% are immediately exercisable and expire on the Termination Date (as defined in the Existing January 2023 Warrants) and 50% are exercisable at any time on or after the Stockholder Approval Date, and have a term of exercise of five years and a half years from the date of the initial closing of the transactions contemplated by the Inducement Agreements. The Company used the proceeds from the exercise of the Existing Warrants for working capital purposes and other general corporate purposes.

The Company determined that the decrease in exercise price of the Existing Warrants discussed above resulted in a deemed dividend. The Company determined the deemed dividend was the difference between the fair value of the Existing Warrants immediately prior to the modification of terms and the fair value of the new Series A and Series B Warrants at the time of the modification. The difference between the fair value of the warrants immediately prior to modification of terms and immediately after the modification was calculated as $0.9 million, using a Black Scholes model. This deemed dividend has been added to the net loss to arrive at net loss attributable to common stockholders on the statements of operations.

Reincorporation

On the Effective Date, the Predecessor merged with and into its wholly-owned subsidiary pursuant to the Agreement. At the Effective Date and pursuant to the Agreement, the Company succeeded to the assets, continued the business and assumed the rights and obligations of the Predecessor existing immediately prior to the Reincorporation.

At the Effective Time, pursuant to the Agreement, (i) each outstanding share of the Predecessor’s common stock, par value $0.0001 per share (the “Predecessor Common Stock”), automatically converted into one share of common stock, par value $0.0001 per share, of the Company (“Registrant Common Stock”), (ii) each outstanding share of the Predecessor Series C preferred stock automatically converted into one share of Series C Non-Convertible Voting Preferred Stock, par value $0.0001 per share, of the Company, (iii) each outstanding share of the Predecessor Series F preferred stock automatically converted into one share of Series F Convertible Preferred Stock, par value $0.0001 per share, of the Company, and (iv) each outstanding option, right or warrant to acquire shares of Predecessor Common Stock converted into an option, right or warrant, as applicable, to acquire an equal number of shares of Registrant Common Stock under the same terms and conditions as the original options, rights or warrants, as applicable. In addition, by operation of law, the Company assumed all of the Predecessor’s obligations under its equity incentive plans. The shares of Predecessor Common Stock remaining available for awards under such plans were automatically adjusted upon the Reincorporation into an identical number of shares of Registrant Common Stock, and all awards previously granted under such plans that were outstanding as of the Effective Time were automatically adjusted into awards for the identical number of shares of Registrant Common Stock, without any other change to the form, terms or conditions of such awards.

April 2023 Reverse stock split

On April 21, 2023, the Company effected a 1-for-20 reverse split of its outstanding common stock and Series C Redeemable Preferred Stock. As a result of the reverse splits, each 20 pre-split shares of common stock outstanding and each 20 pre-split shares of Series C Redeemable Preferred Stock outstanding were automatically exchanged for one new share of each without any action on the part of the holders. The number of outstanding shares of common stock was reduced from approximately 24,406,155 shares to approximately 1,220,308 shares, and the number of outstanding shares of Series C Redeemable Preferred Stock was reduced from 200 shares to 10 shares. 40,228 shares of Common Stock were issued as a result of the treatment of fractional shares in connection with this reverse stock split, which rounded up outstanding post-split shares to the nearest whole number. The reverse stock split did not affect the total number of shares of capital stock, including Series C Redeemable Preferred Stock, that the Company is authorized to issue.

Net loss per share and all share data as of and for the year ended December 31, 2022 have been retroactively adjusted to reflect the reverse stock splits in accordance with ASC 260-10-55-12, “Restatement of EPS Data”.

January 2023 Offering

On January 25, 2023, the Company closed a firm commitment registered public offering (the “January Offering”) pursuant to which the Company issued (i) 529,250 shares of Common Stock and 10,585,000 common stock purchase warrants (exercisable for 793,875 shares of Common Stock at a purchase price of $2.52 per share), subject to certain adjustments and (ii) 3,440,000 pre-funded common stock purchase warrants that were exercised for 172,000 shares of Common Stock at a purchase price of $0.02 per share, subject to certain adjustments and 3,440,000 warrants to purchase up to an aggregate of 258,000 shares of Common Stock at a purchase price of $2.52 per share and (iii) 815,198 additional warrants to purchase up to 61,140 shares of Common Stock at a purchase price of $2.52 per share, which additional warrants were issued upon the partial exercise by the underwriters of their over-allotment option, pursuant to an underwriting agreement, dated as of January 23, 2023 between the Company and Maxim Group LLC, as representative of the underwriters. The January Offering resulted in gross proceeds to the Company of approximately $5.2 million, before deducting underwriting discounts and commissions of 7% of the gross proceeds (3.5% of the gross proceeds in the case of certain identified investors) and estimated January Offering expenses. Due to the Company effecting the reverse stock split on April 21, 2023, the exercise prices and shares issuable upon exercise of such warrants and pre-funded warrants have been retroactively reported in accordance with ASC 260-10-55-12, “Restatement of EPS Data”, and to reflect the adjustment to the number of shares underlying such warrants and pre-funded warrants and the exercise price of such warrants in accordance with the terms thereof.

Series C Redeemable Preferred Stock

In May 2017, the Company authorized Series C Redeemable Preferred Stock. Holders of Series C Preferred Stock are entitled to receive dividends of 15% per year, payable in cash. For each of the years ended December 31, 2023 and 2022, the Company recorded Series C Redeemable Preferred Stock dividends of $0.3 million.

The Series C Redeemable Preferred Stock may be redeemed by the Company at the Company’s option in cash at any time, in whole or in part, upon payment of the stated value of the Series C Redeemable Preferred Stock and unpaid dividends. If a “fundamental change” occurs, the Series C Redeemable Preferred Stock shall be immediately redeemed in cash equal to the stated value of the Series C Redeemable Preferred Stock, and unpaid dividends. A fundamental change includes but is not limited to any change in the ownership of at least fifty percent of the voting stock; liquidation or dissolution; or the common stock ceases to be listed on the market upon which it currently trades.

The holders of the Series C Redeemable Preferred Stock are entitled to vote on any matter submitted to the stockholders of the Company for a vote. One share of Series C Redeemable Preferred Stock carries the same voting rights as one share of common stock.

A redeemable equity security is to be classified as temporary equity if it is conditionally redeemable upon the occurrence of an event that is not solely within the control of the issuer. Upon the determination that such events are probable, the equity security would be classified as a liability. Given the Series C Redeemable Preferred Stock contains a fundamental change provision, the security is considered conditionally redeemable. Therefore, the Company has classified the Series C Redeemable Preferred Stock as temporary equity in the balance sheets as of December 31, 2023 and 2022 until such time that events occur that indicate otherwise.

Warrants

The following table summarizes the Company’s warrants outstanding and exercisable as of December 31, 2023 and 2022:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding and Exercisable at December 31, 2022	4,295,380	$120.39	3.60	$-
Outstanding and Exercisable at January 1, 2023	4,295,380	$120.39	3.60	$-
Issued - January 2023 Offering	14,840,198	2.52	4.07	-
Issued prefunded warrants	3,440,000	0.00	-	-
Issued - November 2023 Warrant Inducement	1,462,790	2.00	4.70
Exercise of prefunded warrants	(3,440,000)	0.00	-	-
Exercise of warrants - January 2023 Offering	(859,770)	2.52	-	-
Exercise of warrants - November 2023 Warrant Inducement	(10,021,040)	2.00	-
Expiration of warrants	(186,316)	459.49	-	-
Outstanding and Exercisable at December 31, 2023	9,531,242	$39.44	3.72	$-